(SYM FINANCIAL CORPORATION LOGO)

                             SYM SELECT GROWTH FUND

                                 Annual Report

                               December 31, 2002

February 20, 2003

To Our Fellow Shareholders:

It's been a rough year for growth oriented investors. For the 12 months ended Dec 31, 2002, the fund was down 28.48%. As the chart here shows it was a negative year for the S&P 500, the NASDAQ Composite, and the Lipper Multi-Cap Index also.

                                                            Since Inception
                                      1 year average        (1/01) average
                                       annual total          annual total
Returns as of December 31, 2002           return                return
-------------------------------       --------------        ---------------
SYM Select Growth Fund                   -28.48%                -18.62%
S&P 500                                  -22.10%                -17.15%
Lipper Multicap Growth Funds Index       -29.82%                -27.53%
NASDAQ Composite                         -31.53%                -26.48%

Growth stocks were out of favor in 2002. And generally the larger the company the more damage that occurred to the stock prices of these growth companies as investors sought refuge in value oriented stocks, bonds, real estate, or cash.

The bear market in stocks continues. And early into 2003 we have the geopolitical concerns surrounding the outcome of our potential war with IRAQ. This bear market will certainly be remembered as one of the biggest declines in history. The NASDAQ Composite peaked at 5000 in March of 2000 and is down over 70% from that high. The S&P 500 is down roughly 50% from its high in 2000.

The question in front of investors now is whether the experience of these past 12 months and the two years that preceded 2002 was just a very nasty correction that should be bought or perhaps a prelude to something more severe that will lead to more market declines. We continue to be cautious.

While the intent of the fund is to be fully invested in growth stocks in normal times, we have felt that some short term alternative strategies such as holding cash at times or trading the short term ups and downs of this bear market is the prudent approach to this turbulent market. We are finding growth opportunities in the gold mining industry as gold itself looks to be emerging from a 20 year bear market.

Technology companies that defined the late 90's bull market have proved to be cyclical like any other industry. Yet their current valuations are still expensive relative to their growth prospects in our opinion. In the fund we have generally avoided most technology names, other than as short term trades, as we wait for better valuations. We believe there are far better growth opportunities in more traditional growth oriented companies in the healthcare, retail, and services sectors of our economy. Longer term we see significant growth opportunities in biotechnology.

If we look back at history we find that markets after a major bull market typically trade sideways for many years. The last major bull market ended in 1966 when the Dow Jones Industrial Average peaked at 1000. Sixteen years later, in 1982, the Dow was still under 1000. One conclusion we have reached is that the markets in the future may be more "buy and sell" versus "buy and hold". As a result we are currently limiting our long term positions to 65% of the portfolio. The remaining 35% of the portfolio will be actively traded to take advantage of a sideways, trend-less market that offers opportunities for short term gains.

Many commentators have argued that the depth of the recent declines can only lead to a bull market. To a certain extent we believe that is true as the current bear market of 2000 to 2002 has now exceeded the duration of the bear market during the Depression but not the depth of the decline. We continue to feel that long term appreciation will come from new leadership. The likelihood of a resumption of the PC/telecom led technology rally is unlikely. That means we may be exposed to a transition type of market that slowly moves from the old leadership to new leadership that will only be defined in hindsight. As advisors to the fund we are looking over the horizon to new ideas in healthcare, biotechnology, energy, etc for long term opportunities for growth. We believe that further downside risk is possible but we are not going to attempt to profit from a significant decline in the market. The year ahead of us will likely be very volatile as the old leadership gives way to the new leadership.

While it impossible to determine the start of the next bull market we do know that when it arrives it may likely be a big move and it may not be recognized as the start of a bull market until it has already happened. They do not ring a bell at the bottom. As long term growth investors we accept the short term transition and the associated volatility as part of the process of cleansing out the old growth companies and making room for new growth companies that may define the next bull market. Many of these potential new leaders that we have begun to initiate positions in are not household names_yet. Keep in mind that in 1970, four years after the 1966 top in the stock market Wal-Mart had just 18 stores and annual sales of 44 million. Opportunities exist for growth fund investors but patience is required as the larger market sorts out all the issues and remnants of the last bull market.

Thank you for your confidence in SYM Financial Corporation.

Sincerely,

/s/Neil M. Donahoe

Neil M. Donahoe CFP
Vice President, Investment Management
SYM Financial Corporation

Past performance is not indicative of future performance. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the initial investment.

The S&P 500, NASDAQ Composite, Dow Jones Industrial Average and Lipper Multi-Cap Indices are unmanaged indices commonly used to measure performance of U.S. Stocks. One cannot invest directly in an index.

As of 12/31/02, the fund's top 10 holdings were: Newmont Mining Corporation (5.09%), Cendant Corporation (3.67%), Wal Mart Stores, Inc. (3.54%), Wells Fargo & Company (3.29%), Goldcorp, Inc. (2.68%), Target Corporation (2.63%), Cephalon, Inc. (2.56%), Fleetwood Enterprises, Inc. (2.48%), Johnson & Johnson (2.45%), Gold Fields Ltd (2.45%). Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus. Please read it carefully before investing. Mutual fund investing involves risk. Principal loss is possible.

Quasar Distributors, LLC, Distributor.  02/03

        Comparison of the change in value of a $10,000 investment in the SYM Select Growth Fund versus the Lipper Multi-Cap Growth Fund Index

    Date        SYM Select Growth Fund     Lipper Multi-Cap Growth Funds Index
    ----        ----------------------     -----------------------------------
   1/2/2001             $10,000                           $10,000
  3/31/2001              $9,700                            $7,776
  6/30/2001             $10,450                            $8,524
  9/30/2001              $8,640                            $6,273
 12/31/2001              $9,270                            $7,484
  3/31/2002              $8,910                            $7,228
  6/30/2002              $7,540                            $5,978
  9/30/2002              $6,410                            $4,959
 12/31/2002              $6,630                            $5,253

Past performance is not predictive of future performance. Share value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than the original investment. The returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

The Lipper Multi-Cap Growth Fund Index is comprised of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

                                                            Annualized Return
Average Annual Total Return             One Year Return      Since Inception
---------------------------             ---------------     -----------------
SYM Select Growth Fund                     (28.48)%             (18.62)%
Lipper Multi-Cap Growth Funds Index        (29.82)%             (27.53)%

SCHEDULE OF INVESTMENTS at December 31, 2002

SHARES                                                             MARKET VALUE
------                                                             ------------
COMMON STOCKS: 83.78%

BANKS: 8.22%
    20,000   Huntington
               Bancshares, Inc.                                    $   374,200
    15,000   Lakeland Financial Corp.                                  351,750
    10,000   State Street Corp.                                        390,000
    15,000   Synovus Financial Corp.                                   291,000
    20,000   Wells Fargo & Co.                                         937,400
                                                                   -----------
                                                                     2,344,350
                                                                   -----------

BIOTECHNOLOGY: 8.25%
    10,000   Affymetrix, Inc.*<F1>                                     228,900
    15,000   Cephalon, Inc.*<F1>                                       730,020
     7,000   Charles River Laboratories
               International, Inc.*<F1>                                269,360
     8,000   CTI Molecular
               Imaging, Inc.*<F1>                                      197,280
    60,000   Human Genome
               Sciences, Inc.*<F1>                                     528,600
    50,000   Millennium
               Pharmaceuticals, Inc.*<F1>                              397,000
                                                                   -----------
                                                                     2,351,160
                                                                   -----------

BUILDING - RESIDENTIAL/COMMERCIAL: 2.48%
    90,000   Fleetwood
               Enterprises, Inc.*<F1>                                  706,500
                                                                   -----------

COMMERCIAL SERVICES: 3.68%
   100,000   Cendant Corp.*<F1>                                      1,048,000
                                                                   -----------

COMPUTERS - INTEGRATED SYSTEMS: 1.98%
    65,000   Brocade Communications
               Systems, Inc.*<F1>                                      269,100
    95,000   Sun Microsystems, Inc.*<F1>                               295,450
                                                                   -----------
                                                                       564,550
                                                                   -----------

CONSTRUCTION: 0.23%
    15,000   Berger Holdings, Ltd.*<F1>                                 65,100
                                                                   -----------

ELECTRIC SERVICES: 1.05%
    15,000   NiSource, Inc.                                            300,000
                                                                   -----------

FINANCE COMPANIES: 0.78%
     8,000   John Hancock Financial
               Services, Inc.                                          223,200
                                                                   -----------

HEALTHCARE - SERVICES: 3.76%
    20,000   Health Management
               Associates, Inc. -
               Class A                                                 358,000
    80,000   Hooper Holmes, Inc.                                       491,200
     7,000   Lincare Holdings, Inc.*<F1>                               221,340
                                                                   -----------
                                                                     1,070,540
                                                                   -----------

MACHINERY - CONSTRUCTION & MINING: 2.41%
    15,000   Caterpillar, Inc.                                         685,800
                                                                   -----------

MANUFACTURING - DIVERSIFIED: 2.55%
    20,000   General Electric Co.                                      487,000
    10,000   Honeywell
               International, Inc.                                     240,000
                                                                   -----------
                                                                       727,000
                                                                   -----------

MEDIA: 2.98%
    40,000   AOL Time Warner, Inc.*<F1>                                524,000
    20,000   The Walt Disney Co.                                       326,200
                                                                   -----------
                                                                       850,200
                                                                   -----------

METALS - MINERAL EXPLORATION: 16.08%
    40,000   Freeport - McMoRan
               Copper & Gold, Inc. -
               Class B*<F1>                                            671,200
    20,000   Glamis Gold Ltd.*<F1>                                     226,800
    60,000   Goldcorp, Inc.                                            763,200
    50,000   Gold Fields Ltd, ADR                                      698,000
    35,000   Meridian Gold, Inc.*<F1>                                  617,050
    50,000   Newmont Mining Corp.                                    1,451,500
    20,000   Pan American
               Silver Corp.*<F1>                                       156,800
                                                                   -----------
                                                                     4,584,550
                                                                   -----------

OIL AND GAS PRODUCERS: 2.57%
    30,000   El Paso Corp.                                             208,800
    15,000   Exxon Mobil Corp.                                         524,100
                                                                   -----------
                                                                       732,900
                                                                   -----------

OIL - EXPLORATION & PRODUCTION: 2.29%
    10,000   Ocean Energy, Inc.                                        199,700
    20,000   Rowan Companies, Inc.                                     454,000
                                                                   -----------
                                                                       653,700
                                                                   -----------

PHARMACEUTICALS: 5.34%
    15,000   American Pharmaceutical
               Partners, Inc.*<F1>                                     267,000
    20,000   Bristol - Myers Squibb Co.                                463,000
     5,000   Eon Labs, Inc.*<F1>                                        94,550
    13,000   Johnson & Johnson                                         698,230
                                                                   -----------
                                                                     1,522,780
                                                                   -----------

RADIO: 0.94%
   100,000   XM Satellite Radio
               Holdings, Inc.*<F1>                                     269,000
                                                                   -----------

REAL ESTATE INVESTMENT TRUSTS: 1.41%
    20,000   Thornburg Mortgage, Inc.                                  402,000
                                                                   -----------

RETAIL: 8.88%
    20,000   Blue Rhino Corp.*<F1>                                     347,800
     8,000   Costco Wholesale Corp.*<F1>                               224,480
    20,000   Galyan's Trading Co.*<F1>                                 200,000
    25,000   Target Corp.                                              750,000
    20,000   Wal-Mart Stores, Inc.                                   1,010,200
                                                                   -----------
                                                                     2,532,480
                                                                   -----------

RETAIL - RESTAURANTS: 0.68%
    25,000   Quality Dining, Inc.*<F1>                                  73,000
     5,000   Yum! Brands, Inc.*<F1>                                    121,100
                                                                   -----------
                                                                       194,100
                                                                   -----------

SEMICONDUCTORS: 3.52%
    30,000   International
               Rectifier Corp.*<F1>                                    553,800
    30,000   National
               Semiconductor Corp.*<F1>                                450,300
                                                                   -----------
                                                                     1,004,100
                                                                   -----------

TELECOMMUNICATIONS - EQUIPMENT: 2.75%
    50,000   Corning, Inc.*<F1>                                        165,500
   250,000   JDS Uniphase Corp.*<F1>                                   617,500
                                                                   -----------
                                                                       783,000
                                                                   -----------

TELECOMMUNICATIONS - INTEGRATED: 0.95%
    10,000   SBC
               Communications, Inc.                                    271,100
                                                                   -----------
TOTAL COMMON STOCKS
  (Cost $25,660,834)                                                23,886,110
                                                                   -----------

EXCHANGE - TRADED FUNDS: 7.37%
    10,000   DIAMONDS
               Trust, Series I                                         835,100
    10,000   SPDR Trust Series I                                       882,300
    20,000   Utilities Select
               Sector SPDR                                             383,000
                                                                   -----------
TOTAL EXCHANGE - TRADED
  FUNDS (Cost $2,008,485)                                            2,100,400
                                                                   -----------

CONTRACTS
---------
CALL OPTIONS PURCHASED: 0.01%
CAPITAL ONE FINANCIAL CORP.
        50   Expiration January 2003,
               Exercise Price $35                                        2,000
                                                                   -----------
TOTAL CALL OPTIONS
  PURCHASED (Cost $2,350)                                                2,000
                                                                   -----------

SHARES
------
SHORT-TERM INVESTMENTS: 17.55%
 5,004,254   Federated Cash Trust
               Treasury Money Market
               (Cost $5,004,254)                                     5,004,254
                                                                   -----------
TOTAL SHORT-TERM
  INVESTMENTS
  (Cost $5,004,254)                                                  5,004,254
                                                                   -----------
TOTAL INVESTMENTS
  IN SECURITIES
  (Cost $32,675,923): 108.71%                                       30,992,764
Liabilities in Excess of
  Other Assets : (8.71%)                                            (2,483,399)
                                                                   -----------
NET ASSETS: 100.00%                                                $28,509,365
                                                                   -----------
                                                                   -----------

SHARES
------
SECURITIES SOLD SHORT: (3.28%)
     6,000   ADTRAN, Inc.*<F1>                                         197,400
     5,000   C.R. Bard, Inc.                                           290,000
     5,000   Novastar Financial, Inc.                                  155,150
     7,000   Patterson - UTI
               Energy, Inc.*<F1>                                       211,190
     2,000   Symantec Corp.*<F1>                                        81,020
                                                                   -----------
TOTAL SECURITIES SOLD
  SHORT (Proceeds $946,527)                                        $   934,760
                                                                   -----------
                                                                   -----------

*<F1>  Non-income producing security.
 ADR - American Depository Receipt.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2002

ASSETS
   Investments, at value (identified cost $ 32,675,923)            $30,992,764
   Receivables:
       Due from broker                                               1,766,259
       Dividends                                                        38,880
   Other assets                                                         10,627
                                                                   -----------
       Total Assets                                                 32,808,530
                                                                   -----------

LIABILITIES
   Securities sold short, at value (Proceeds of $946,527)              934,760
   Payables:
   Securities purchased                                              3,279,933
   Fund shares redeemed                                                 15,319
   Due to investment advisor                                            27,762
   Due to administrator                                                  4,984
   Accrued expenses and other liabilities                               36,407
                                                                   -----------
       Total Liabilities                                             4,299,165
                                                                   -----------

NET ASSETS                                                         $28,509,365
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $44,576,621
   Accumulated net realized loss on investments                    (14,395,864)
   Net unrealized (depreciation)/appreciation on:
   Investments                                                      (1,683,159)
   Short positions                                                      11,767
                                                                   -----------
       Net assets                                                  $28,509,365
                                                                   -----------
                                                                   -----------

   NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
     PER SHARE ($28,509,365/4,299,642 shares outstanding;
     unlimited number of shares authorized without par value)            $6.63
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS for the year ended December 31, 2002

INVESTMENT INCOME
   Income
       Dividend Income (Net of withholding tax of $720)           $    473,598
       Interest Income                                                  11,845
                                                                  ------------
           Total investment income                                     485,443
                                                                  ------------

   Expenses
       Advisory fees (Note 3)                                          362,725
       Administration fees (Note 3)                                     72,545
       Fund accounting fees                                             29,799
       Registration fees                                                21,255
       Professional fees                                                19,622
       Transfer agent fees                                              18,576
       Custody fees                                                     15,994
       Shareholder Reporting                                             6,099
       Trustee fees                                                      5,601
       Miscellaneous                                                     5,500
       Insurance fees                                                    1,518
                                                                  ------------
           Total expenses before waiver and reimbursement
             from Advisor of expenses, interest expense,
             and dividends on short positions                          559,234
           Less: waiver of expenses and
             reimbursement from Advisor (Note 3)                       (14,966)
                                                                  ------------
           Net expenses before interest expense and
             dividends on short positions                              544,268
               Interest expense                                            311
               Dividends on short positions                             14,049
                                                                  ------------
           Total expenses                                              558,628
                                                                  ------------
NET INVESTMENT LOSS                                                    (73,185)
                                                                  ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized (loss)/gain on:
       Investments                                                 (10,165,338)
       Short positions                                                  20,566
                                                                  ------------
                                                                   (10,144,772)
                                                                  ------------

   Change in unrealized (depreciation)/appreciation on:
       Investments                                                  (2,740,590)
       Short positions                                                  56,056
                                                                  ------------
                                                                    (2,684,534)
                                                                  ------------
       Net realized and unrealized loss on investments             (12,829,306)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(12,902,491)
                                                                  ------------
                                                                  ------------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 January 2, 2001*<F3>
                                                  Year Ended           through
                                              December 31, 2002   December 31, 2001
                                              -----------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                           $   (73,185)        $   (78,518)
   Net realized loss on investments sold
     and securities sold short                   (10,144,772)         (4,251,092)
   Change in unrealized (depreciation)
     appreciation on investments
     and short positions                          (2,684,534)          1,013,142
                                                 -----------         -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS               (12,902,491)         (3,316,468)

CAPITAL SHARE TRANSACTIONS
   Net (decrease)/increase in net
     assets derived from net change
     in outstanding shares (a)<F2>                (1,817,615)         46,545,939
                                                 -----------         -----------
TOTAL (DECREASE) INCREASE IN NET ASSETS          (14,720,106)         43,229,471

NET ASSETS
   Beginning of period                            43,229,471                  --
                                                 -----------         -----------
   End of period                                 $28,509,365         $43,229,471
                                                 -----------         -----------
                                                 -----------         -----------

(a)<F2>  A summary of share transactions is as follows:

                                           Year                  January 2, 2001*<F3>
                                          Ended                        through
                                    December 31, 2002             December 31, 2001
                                -------------------------     -------------------------
                                Shares    Paid in Capital     Shares    Paid in Capital
                                ------    ---------------     ------    ---------------
Shares sold                    1,465,603    $11,445,318      4,870,787    $48,432,776
Shares redeemed               (1,831,311)   (13,262,933)      (205,437)    (1,886,837)
                              ----------   ------------      ---------    -----------
Net (decrease)/increase         (365,708)   $(1,817,615)     4,665,350    $46,545,939
                              ----------   ------------      ---------    -----------
                              ----------   ------------      ---------    -----------

*<F3>  Commencement of operations.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

                                                                      January 2, 2001*<F4>
                                                       Year Ended           through
                                                   December 31, 2002   December 31, 2001
                                                   -----------------   -----------------
Net asset value, beginning of period                     $ 9.27              $10.00
                                                         ------              ------

LOSS FROM INVESTMENT OPERATIONS:
   Net investment loss                                    (0.02)              (0.02)
   Net realized and unrealized
     loss on investments                                  (2.62)              (0.71)
                                                         ------              ------
       Total from investment operations                   (2.64)              (0.73)
                                                         ------              ------

Net asset value, end of period                           $ 6.63              $ 9.27
                                                         ------              ------
                                                         ------              ------

TOTAL RETURN                                             (28.48%)             (7.30%)1<F5>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (millions)                   $28.5               $43.2

RATIO OF NET EXPENSES TO AVERAGE NET ASSETS:
   Before expense reimbursement
     and waivers                                           1.54%               1.80%2
   After expense reimbursement
     and waivers                                           1.50%3<F7>          1.50%2<F6>, 3<F7>

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
   Before expense reimbursement
     and waivers                                          (0.24%)             (0.62%)2<F6>
   After expense reimbursement
     and waivers                                          (0.20%)4<F8>        (0.32%)2<F6>, 4<F8>
Portfolio turnover rate                                     291%                210%

*<F4>  Commencement of operations.
1<F5>  Not annualized.
2<F6>  Annualized.
3<F7> The annualized expense ratio excluded dividends on short positions. The ratio including interest expense and dividends on short positions for the year ended December 31, 2002 and the period of January 2, 2001 through December 31, 2001 were 1.54% and 1.53%, respectively.
4<F8> The net investment income ratio included dividends on short positions. The ratio excluding interest expense and dividends on short positions for the year ended December 31, 2002 and the period of January 2, 2001 through December 31, 2001 were (0.16%) and (0.29%), respectively.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at December 31, 2002

NOTE 1 - ORGANIZATION

The SYM Select Growth Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Fund commenced operations on January 2, 2001. The investment objective of the Fund is to seek long-term capital growth. The Fund seeks to achieve its objective by investing in the common stocks of domestic companies with the potential for growth.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Securities Valuation. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last reported bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

       U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at their current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board of Trustees determines during such 60 day period that amortized cost does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest approximates market value.

   B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. At December 31, 2002, the Fund had capital loss carryovers of $3,443,516 and $8,314,514, which expire in 2009 and 2010, respectively, available to offset future gains if any. The Fund had net realized capital losses of $597,746 during the period November 1, 2002 through December 31, 2002, which are treated for federal income tax purposes as arising during the Fund's tax year ending December 31, 2003. The "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

   C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

   D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

   E. Securities Sold Short. The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the short sale proceeds is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require the Fund to purchase the securities at prices that may differ from the market value reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SYM Financial Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the year ended December 31, 2002, the Fund incurred $362,725 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, for a one year period, so that its ratio of expenses to average net assets will not exceed 1.50%. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. For the year ended, December 31, 2002, the Advisor absorbed expenses of $14,966. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Cumulative expenses subject to recapture amount to $89,242 at December 31, 2002. Under the expense limitation provision of the Investment Advisory Agreement, reimbursements made by the Advisor in the Fund's first three years of operation remain eligible for reimbursement as follows: reimbursements incurred in the first and second years of the Fund's operation are eligible for reimbursement through the end of the Fund's sixth fiscal year; reimbursements made in the third year of operation are eligible for reimbursement through the end of the seventh fiscal year. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. Cumulative expenses subject to recapture expire as follows:

               Year              Amount
               ----              ------
               2007             $89,242

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

     Under $15 million             $30,000
     $15 to $50 million            0.20% of average daily net assets
     $50 to $100 million           0.15% of average daily net assets
     $100 to $150 million          0.10% of average daily net assets
     Over $150 million             0.05% of average daily net assets

For the year ended December 31, 2002, the Fund incurred $72,545 in administration fees.

U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund. Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

Certain officers and trustees of the Trust are also officers of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2002, the aggregate purchases and sales of securities (excluding short-term investments and short sales of securities) were:

                                        Purchases             Sales
                                        ---------             -----
Long Transactions                      $94,386,789         $91,736,339
Short Sale Transactions                $19,305,143         $17,624,225

At December 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation                                               $ 1,175,766
Depreciation                                                (4,899,013)
                                                           -----------
Net unrealized depreciation on investments                 $(3,723,247)
                                                           -----------
                                                           -----------

At December 31, 2002, the cost of investments for federal income tax purposes was $34,716,011.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF
   SYM SELECT GROWTH FUND
THE BOARD OF TRUSTEES OF
   ADVISORS SERIES TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SYM Select Growth Fund, a series of Advisors Series Trust, as of December 31, 2002, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SYM Select Growth Fund as of December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                 TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
JANUARY 25, 2003

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request by calling the advisor.

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                                                             # OF
                                                                             FUNDS IN
                                     TERM OF       PRINCIPAL                 COMPLEX    OTHER
                         POSITION    OFFICE AND    OCCUPATION                OVERSEEN   DIRECTORSHIPS
                         HELD WITH   LENGTH OF     DURING PAST               BY         HELD BY
NAME, AGE AND ADDRESS    THE TRUST   TIME SERVED   FIVE YEARS                TRUSTEE    TRUSTEE
---------------------    ---------   -----------   -----------               --------   -------------
Walter E. Auch           Trustee     Indefinite    Management                   16      Nicholas-
(Born 1921)                          Term          Consultant                           Applegate
2020 E. Financial Way                                                                   Funds,
Glendora, CA 91741                   Since 1997                                         Salomon
                                                                                        Smith Barney
                                                                                        Funds, Bayan
                                                                                        Strategic
                                                                                        Realty Trust,
                                                                                        Legend
                                                                                        Properties,
                                                                                        Pimco
                                                                                        Advisors
                                                                                        LLP, and
                                                                                        Senele Group

James Clayburn LaForce   Trustee     Indefinite    Dean Emeritus,               16      The Payden
(Born 1927)                          Term          John E. Anderson                     & Rygel
2020 E. Financial Way                              Graduate School of                   Investment
Glendora, CA 91741                   Since         Management,                          Group, PIC
                                     May 2002      University of                        Investment
                                                   California,                          Trust, PIC
                                                   Los Angeles                          Small Cap
                                                                                        Portfolio,
                                                                                        PIC Balanced
                                                                                        Portfolio,
                                                                                        PIC Growth
                                                                                        Portfolio,
                                                                                        PIC Mid Cap
                                                                                        Portfolio,
                                                                                        Provident
                                                                                        Investment
                                                                                        Counsel
                                                                                        Institutional
                                                                                        Money
                                                                                        Market Fund,
                                                                                        Black Rock
                                                                                        Funds, Jacobs
                                                                                        Engineering,
                                                                                        Timken Co.,
                                                                                        Concervex

Donald E. O'Connor       Trustee     Indefinite    Financial Consultant;        16      The Parnassus
(Born 1936)                          Term          formerly Executive                   Fund;
2020 E. Financial Way                              Vice President and                   The Parnassus
Glendora, CA 91741                   Since 1997    Chief Operating                      Income Fund;
                                                   officer of ICI Mutual                The Forward
                                                   Insurance Company                    Funds
                                                   (until January, 1997);
                                                   Vice President,
                                                   Operations, Investment
                                                   Company Institute
                                                   (until July , 1993).

George J. Rebhan         Trustee     Indefinite    Retired; formerly            16      E*Trade
(Born 1934)                          Term          President, Hotchkis                  Funds
2020 E. Financial Way                              and Wiley Funds
Glendora, CA 91741                   Since         (mutual funds)
                                     May 2002      from 1985 to 1993.

George T. Wofford III    Trustee     Indefinite    Senior Vice                  16      Not
(Born 1939)                          Term          President, Information               Applicable
2020 E. Financial Way                              Services, Federal
Glendora, CA 91741                   Since 1997    Home Loan Bank
                                                   of San Francisco.

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------

                                                                             # OF
                                                                             FUNDS IN
                                                                             COMPLEX
                                                                             OVERSEEN   OTHER
                                     TERM OF       PRINCIPAL                 BY         DIRECTORSHIPS
                         POSITION    OFFICE AND    OCCUPATION                TRUSTEE    HELD BY
                         HELD WITH   LENGTH OF     DURING PAST               OR         TRUSTEE
NAME, AGE AND ADDRESS    THE TRUST   TIME SERVED   FIVE YEARS                OFFICER    OR OFFICER
---------------------    ---------   -----------   -----------               --------   -------------
Eric M. Banhazl          Trustee &   Indefinite    Senior Vice                  16      None
(Born 1957)              President   Term          President, U.S.
2020 E. Financial Way                              Bancorp Fund
Glendora, CA 91741                   Since 1997    Services, LLC, the
                                                   Fund's administrator
                                                   (since July, 2001);
                                                   Treasurer, Investec
                                                   Funds; formerly,
                                                   Executive Vice
                                                   President, Investment
                                                   Company Administration,
                                                   LLC ("ICA") (The Fund's
                                                   former administrator).

John S. Wagner           Treasurer   Indefinite    Assistant Vice               16      None
(Born 1965)                          Term          President Compliance
615 E. Michigan Street                             and Administration,
Milwaukee, WI 53202                  Since         U.S. Bancorp Fund
                                     September     Services, LLC
                                     2002          since June 1999.

Chad E. Fickett          Secretary   Indefinite    Compliance                   16      None
(Born 1973)                          Term          Administrator, U.S.
615 E. Michigan Street                             Bancorp Fund
Milwaukee, WI 53202                  Since March   Services, LLC since
                                     2002          July 2000.

                                    ADVISOR
                                 SYM Financial
                               100 Capital Drive
                             Warsaw, Indiana  46581

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                 1-866-205-0523

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                        San Francisco, California  94105

                         INDEPENDENT PUBLIC ACCOUNTANTS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                     Philadelphia, Pennsylvania  19103-3638

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.